Shareholder Report, Holdings (Details) - C000014262	Jun. 30, 2026
Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	(2.70%)
Not Rated
Holdings [Line Items]
Percent of Total Investments	3.80%
CCC or Lower
Holdings [Line Items]
Percent of Total Investments	0.20%
B
Holdings [Line Items]
Percent of Total Investments	0.90%
BB
Holdings [Line Items]
Percent of Total Investments	2.50%
BBB
Holdings [Line Items]
Percent of Total Investments	14.40%
A
Holdings [Line Items]
Percent of Total Investments	13.70%
AA
Holdings [Line Items]
Percent of Total Investments	54.10%
AAA
Holdings [Line Items]
Percent of Total Investments	13.10%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.70%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.80%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.00%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.70%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.40%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	16.50%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	24.20%
AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.10%